Personnel expenses: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Personnel expenses:
Short-term benefits	$ 15,441	$ 8,382
Stock-based compensation expense - DSU plan	551	1,777
Stock-based compensation expense - Stock option plan	10,420	6,353
Total personnel expenses	$ 26,412	$ 16,512